Financial Instruments - classification - IBOR reform (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
IBOR reform
Financial instruments by type of interest rate
Loan commitments		£ 7,437
Other IBOR
Financial instruments by type of interest rate
Loan commitments		55
GBP LIBOR
Financial instruments by type of interest rate
Loan commitments		1,016
USD IBOR
Financial instruments by type of interest rate
Loan commitments		6,366
Bank deposits
Financial instruments by type of interest rate
Financial Liabilities	£ 20,441	26,279
Bank deposits | IBOR reform
Financial instruments by type of interest rate
Financial Liabilities		37
Bank deposits | USD IBOR
Financial instruments by type of interest rate
Financial Liabilities		37
Trading liabilities. | IBOR reform
Financial instruments by type of interest rate
Financial Liabilities		197
Trading liabilities. | GBP LIBOR
Financial instruments by type of interest rate
Financial Liabilities		31
Trading liabilities. | USD IBOR
Financial instruments by type of interest rate
Financial Liabilities		166
Other financial liabilities
Financial instruments by type of interest rate
Financial Liabilities	49,107	49,326
Other financial liabilities | IBOR reform
Financial instruments by type of interest rate
Financial Liabilities		9,544
Other financial liabilities | Other IBOR
Financial instruments by type of interest rate
Financial Liabilities		131
Other financial liabilities | GBP LIBOR
Financial instruments by type of interest rate
Financial Liabilities		2,390
Other financial liabilities | USD IBOR
Financial instruments by type of interest rate
Financial Liabilities		7,023
Subordinated Liabilities | IBOR reform
Financial instruments by type of interest rate
Financial Liabilities		90
Subordinated Liabilities | USD IBOR
Financial instruments by type of interest rate
Financial Liabilities		90
Trading assets. | IBOR reform
Financial instruments by type of interest rate
Financial Assets		152
Trading assets. | GBP LIBOR
Financial instruments by type of interest rate
Financial Assets		62
Trading assets. | USD IBOR
Financial instruments by type of interest rate
Financial Assets		90
Loans to banks - amortised cost. | IBOR reform
Financial instruments by type of interest rate
Financial Assets		11
Loans to banks - amortised cost. | USD IBOR
Financial instruments by type of interest rate
Financial Assets		11
Loans to customers - amortised cost. | IBOR reform
Financial instruments by type of interest rate
Financial Assets		9,620
Loans to customers - amortised cost. | Other IBOR
Financial instruments by type of interest rate
Financial Assets		267
Loans to customers - amortised cost. | GBP LIBOR
Financial instruments by type of interest rate
Financial Assets		4,788
Loans to customers - amortised cost. | USD IBOR
Financial instruments by type of interest rate
Financial Assets		4,565
Other financial assets
Financial instruments by type of interest rate
Financial Assets	£ 30,895	46,145
Other financial assets | IBOR reform
Financial instruments by type of interest rate
Financial Assets		1,632
Other financial assets | GBP LIBOR
Financial instruments by type of interest rate
Financial Assets		864
Other financial assets | USD IBOR
Financial instruments by type of interest rate
Financial Assets		768
Derivatives [Member] | IBOR reform
Financial instruments by type of interest rate
Derivatives notional (£bn)		1,156,000
Derivatives [Member] | GBP LIBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		4,000
Derivatives [Member] | USD IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		1,152,000
Currency swaps of GBP LIBOR with USD IBOR and Other IBOR | Other IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		500
Currency swaps of GBP LIBOR with USD IBOR and Other IBOR | GBP LIBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		8,700
Currency swaps of GBP LIBOR with USD IBOR and Other IBOR | USD IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		8,200
Currency swaps of USD IBOR with GBP LIBOR and Other IBOR | Other IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		25,300
Currency swaps of USD IBOR with GBP LIBOR and Other IBOR | GBP LIBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		91,700
Currency swaps of USD IBOR with GBP LIBOR and Other IBOR | USD IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		117,000
Currency swaps of Other IBOR with USD IBOR | Other IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		400
Currency swaps of Other IBOR with USD IBOR | GBP LIBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		100
Currency swaps of Other IBOR with USD IBOR | EUR IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		100
Currency swaps of Other IBOR with USD IBOR | USD IBOR
Financial instruments by type of interest rate
Derivatives notional (£bn)		£ 400